Stock-Based Compensation (Restricted Stock And RSU Activity) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	4 years
Restricted stock/restricted stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	$ 2.7
Unrecognized compensation cost, period of recognition, in years (years)	2 years 4 months 24 days
Fair market value on grant date	$ 4.8	$ 2.3	$ 5.5
Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	$ 34.0
Unrecognized compensation cost, period of recognition, in years (years)	3 years
Fair market value on grant date	$ 21.5
Minimum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	1 year
Minimum | Restricted stock/restricted stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	3 years
Minimum | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	4 years
Maximum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	4 years
Maximum | Restricted stock/restricted stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	5 years
Maximum | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Minimum vesting period, in years (years)	5 years